Trade accounts receivable (10-K)	12 Months Ended
Dec. 31, 2011
Trade accounts receivable [Abstract]
Trade accounts receivable
6. Trade accounts receivable

Trade accounts receivable from continuing operations were comprised of the following:

	December 31,
	2011	2010
Trade accounts receivable	$241	$49
Less: Allowance for doubtful accounts	-	-
Trade accounts receivable, net	$241	$49